Financial Instruments	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments

13. Financial instruments

The Company’s financial instruments include cash and cash equivalents, amounts receivable (excluding value added taxes and prepaid expenses), prepaid gold interest and other, investments, loans receivable, amounts payable and other liabilities (excluding stock-based compensation), lease obligations and debt.

IFRS 9 applies an expected credit loss model to evaluate financial assets for impairment. The Company’s financial assets that are subject to the expected credit risk model include cash and cash equivalents and amounts receivable (excluding value added taxes and prepaid expenses). The amounts receivable (excluding value added taxes and prepaid expenses) are carried at amortized cost and had a carrying value of $25.2 million as at June 30, 2026 (December 31, 2025: $21.5 million).

The Company applies the simplified approach permitted by IFRS 9 for amounts receivable, which requires lifetime expected credit losses to be recognized from initial recognition of the receivables. Considering the current turnover and credit risk associated with the amounts receivable (excluding value added taxes and prepaid expenses), the application of the expected credit loss model did not have a significant impact, because the Company determined that the expected credit losses on these financial assets were nominal.

To provide an indication of the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Refer to Note 7 for additional details on the fair value hierarchy classification of investments that are measured at fair value.

The carrying value of amounts receivable (excluding value added taxes and prepaid expenses), cash and cash equivalents, amounts payable and other liabilities (excluding stock-based compensation), and debt approximates their fair value. Investments, loans receivable, and prepaid gold interests and other are carried at fair value.

Financial assets and financial liabilities as at June 30, 2026, and December 31, 2025, were as follows:

		Financial assets	Financial liabilities
As at June 30, 2026	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$15,200	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	25,167	—
Prepaid gold interests and other	182,621	—	—
Investments	19,889	—	—
Loan receivable	2,678	—	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	10,110
Debt	—	—	235,000
Total	$205,188	$40,367	$245,110

		Financial assets	Financial liabilities
As at December 31, 2025	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$71,284	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	21,543	—
Prepaid gold interests and other	91,015	—	—
Investments	17,421	—	—
Loan receivable	3,118	—	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	19,350
Total	$111,554	$92,827	$19,350